Consolidated Statements of Changes in Shareholders' Equity ¥ in Thousands, $ in Thousands	CNY (¥) shares	USD ($) shares	Ordinary shares CNY (¥) shares	Ordinary shares USD ($) shares	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Treasury Stock, Common [Member] CNY (¥)	Treasury Stock, Common [Member] USD ($)	Accumulated other comprehensive income CNY (¥)	Accumulated other comprehensive income USD ($)	Retained earnings CNY (¥)	Retained earnings USD ($)	Noncontrolling interests CNY (¥)	Noncontrolling interests USD ($)
Beginning balance, Amount at Dec. 31, 2021	¥ 22,339,770		¥ 8,523		¥ 7,886,227		¥ (31,204)		¥ (49,905)		¥ 14,811,207		¥ (285,078)
Beginning balance, Shares at Dec. 31, 2021 | shares			505,183,788	505,183,788
Net income	1,824,626										1,855,174		(30,548)
Other comprehensive income (loss)	418,931								419,548				(617)
Dividends declared	(421,680)										(421,680)
Exercise and vesting of share-based awards	744		¥ 27		717
Exercise and vesting of share-based awards, Shares | shares			1,639,720	1,639,720
Share-based compensation	168,890				168,890
Adjustment of issuance costs	8,449				8,449
Repurchase of ordinary shares, Shares | shares			(14,081,040)	(14,081,040)
Repurchase of ordinary shares	(719,133)						(719,133)
Accretion of redeemable noncontrolling interests	(137,610)
Accretion of redeemable noncontrolling interests	(137,610)										(47,998)		(89,612)
Ending balance, Amount at Dec. 31, 2022	23,482,987		¥ 8,550		8,064,283		(750,337)		369,643		16,196,703		(405,855)
Ending balance, Shares at Dec. 31, 2022 | shares			492,742,468	492,742,468
Net income	1,925,409										1,935,310		(9,901)
Other comprehensive income (loss)	72,936								72,991				(55)
Dividends declared	(1,475,322)										(1,475,322)
Exercise and vesting of share-based awards	296		¥ 49		247
Exercise and vesting of share-based awards, Shares | shares			2,817,856	2,817,856
Share-based compensation	195,092				195,092
Repurchase of ordinary shares, Shares | shares			(12,162,224)	(12,162,224)
Repurchase of ordinary shares	(633,799)				(48,039)		(585,760)
Accretion of redeemable noncontrolling interests	(153,294)
Accretion of redeemable noncontrolling interests	(153,294)										(55,223)		(98,071)
Ending balance, Amount at Dec. 31, 2023	¥ 23,414,305		¥ 8,599		8,211,583		(1,336,097)		442,634		16,601,468		(513,882)
Ending balance, Shares at Dec. 31, 2023 | shares	483,398,100	483,398,100	483,398,100	483,398,100
Net income	¥ 1,623,349	$ 222,398									1,681,123		(57,774)
Other comprehensive income (loss)	52,825	7,237							52,750				75
Dividends declared	(1,479,495)										(1,479,495)
Exercise and vesting of share-based awards	2,051		¥ 60		1,991
Exercise and vesting of share-based awards, Shares | shares			3,333,680	3,333,680
Share-based compensation	192,024				192,024
Repurchase of ordinary shares, Shares | shares			(7,443,200)	(7,443,200)
Repurchase of ordinary shares	(363,342)				(176,039)		(187,303)
Accretion of redeemable noncontrolling interests	(172,596)	(23,646)
Accretion of redeemable noncontrolling interests	(172,596)										(61,561)		(111,035)
Ending balance, Amount at Dec. 31, 2024	¥ 23,269,121	$ 3,187,857	¥ 8,659	$ 1,186	¥ 8,229,559	$ 1,127,445	¥ (1,523,400)	$ (208,705)	¥ 495,384	$ 67,867	¥ 16,741,535	$ 2,293,582	¥ (682,616)	$ (93,518)
Ending balance, Shares at Dec. 31, 2024 | shares	479,288,580	479,288,580	479,288,580	479,288,580